ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 3)	Dec. 31, 2013
Pactera Japan
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
DMK International
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Dalian
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Systems Hong Kong
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Shenzhen Systems
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
HiSoft Beijing
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera NA
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Chengdu
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Singapore
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Wuxi
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
AllianceSPEC
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Wuxi Training Center
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Horizon Information
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
ISL
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Jinxin
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
NouvEON
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
HURO
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Spain
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Glory
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Bearing Point
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Shenzhen Information
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Beijing
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera BVI
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera US
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Hong Kong
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Shanghai Technology
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Tianjin
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Shanghai
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Malaysia
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Shenzhen
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Nanjing
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
TP Teleservices
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
TP Hong Kong
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
TP Consultants
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
TP Taiwan
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
TP Shanghai
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Financial Service
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Data
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Beijing Viatt
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Lifewood Technology
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Lifewood Data
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Lifewood Dongguan
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Australia
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Beijing DPC
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Beijing KPW
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Singapore
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Financial Solutions
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Sunwin
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Airsoft
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Suzhou
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Outstanding
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Mauritius
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%